Consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Total	Additional paid-in capital [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Translation reserve [member]	Parent [member]	Non-controlling interests [member]	Share capital [member]
Beginning balance at Dec. 31, 2014	₽ 8,334	₽ 1,876	₽ 3,044	₽ 764	₽ 2,684	₽ 205	₽ 8,574	₽ (240)	₽ 1
Beginning balance, shares at Dec. 31, 2014									54,505,998
Profit (loss) for the year	5,274				5,187		5,187	87
Exchange differences on translation of foreign operations	287					256	256	31
Total comprehensive income	5,561				5,187	256	5,443	118
Issue of share capital	9,024		9,024				9,024
Issue of share capital, shares									5,593,041
Share-based payments	88			88			88
Exercise of options									319,562
Increase of ownership in subsidiaries	37			(12)			(12)	49
Disposal of subsidiaries	86							86
Dividends	(694)				(694)		(694)
Ending balance, equity at Dec. 31, 2015	22,436	1,876	12,068	840	7,177	461	22,423	13	₽ 1
Ending balance, shares at Dec. 31, 2015									60,418,601
Profit (loss) for the year	2,489				2,474		2,474	15
Exchange differences on translation of foreign operations	(330)					(330)	(330)
Total comprehensive income	2,159				2,474	(330)	2,144	15
Share-based payments	224			224			224
Exercise of options									178,433
Dividends	(4,843)				(4,843)		(4,843)
Dividends to non-controlling interest	(7)							(7)
Ending balance, equity at Dec. 31, 2016	19,969	1,876	12,068	1,064	4,808	131	19,948	21	₽ 1
Ending balance, shares at Dec. 31, 2016									60,597,034
Profit (loss) for the year	3,142				3,114		3,114	28
Exchange differences on translation of foreign operations	(133)					(133)	(133)
Total comprehensive income	3,009				3,114	(133)	2,981	28
Share-based payments	398			398			398
Exercise of options									335,620
Dividends	(2,207)				(2,207)		(2,207)
Dividends to non-controlling interest	(12)							(12)
Ending balance, equity at Dec. 31, 2017	₽ 21,157	₽ 1,876	₽ 12,068	₽ 1,462	₽ 5,715	₽ (2)	₽ 21,120	₽ 37	₽ 1
Ending balance, shares at Dec. 31, 2017									60,932,654